FINANCIAL RISK MANAGEMENT - Credit Exposures (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2025 USD ($)	Dec. 28, 2025 CAD ($)	Dec. 28, 2025 GBP (£)	Dec. 28, 2025 EUR (€)	Dec. 28, 2025 AUD ($)	Dec. 28, 2025 MXN ($)	Dec. 28, 2025 CNY (¥)	Dec. 28, 2025 BDT (৳)	Dec. 29, 2024 USD ($)	Dec. 28, 2025 CAD ($)	Dec. 28, 2025 GBP (£)	Dec. 28, 2025 EUR (€)	Dec. 28, 2025 AUD ($)	Dec. 28, 2025 MXN ($)	Dec. 28, 2025 CNY (¥)	Dec. 28, 2025 BDT (৳)
Trade and other current receivables [abstract]
Cash and cash equivalents (note 6)	$ 284,458								$ 98,799	$ 1.8	£ 0.5	€ 1.1	$ 1.5	$ 1.7	¥ 1.2	৳ 18.0
Trade accounts receivable (note 7)	955,670								542,359	53.3	2.9	32.7	6.7	5.3	0.2	0.0
Prepaid expenses, deposits and other current assets	140,271								106,964	0.2	0.0	0.3	0.0	0.1	0.3	7.3
Accounts payable and accrued liabilities	(1,264,210)								(490,073)	$ (13.2)	£ (1.7)	€ (9.6)	$ (0.9)	$ (2.7)	¥ (0.7)	৳ (12.2)
Earnings before income taxes	$ 471,192	$ (2.1)	£ (0.1)	€ (1.2)	$ (0.4)	$ (0.2)	¥ (0.1)	৳ (0.7)	$ 514,085
Other comprehensive income, before tax		$ 1.4	£ 1.2	€ 1.9	$ 0.6	$ 1.1	¥ 0.0	৳ 0.0